GENERAL (Schedule of Purchase Price Allocation) (Details) - USD ($) $ in Thousands				12 Months Ended
		Jul. 06, 2022	Oct. 05, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Identifiable intangible assets:
Goodwill				$ 0	$ 45,800	$ 47,472
Lioli Ceramica Pvt Ltd [Member]
Components of Purchase Price:
Contingent consideration			$ 1,492		1,780
Net for allocation			13,574
Identifiable intangible assets:
Non-controlling interests			$ (7,269)	(7,903)	$ (7,869)
Omicron Acquisition [Member]
Components of Purchase Price:
Net for allocation						$ 18,830
Magrab Naturtsen Ab [Member]
Components of Purchase Price:
Cash				2,607
Contingent consideration		$ 875		875
Less: Cash acquired				373
Net for allocation		$ 3,109		3,109
Net tangible assets (liabilities):
Trade receivables, net				524
Prepaid expenses and other current assets				41
Inventories, net				1,233
ROU assets and others				446
Trade payables				(523)
Short-term lease liability				(22)
Long-term lease and other non-current liabilities				(424)
Accrued expenses and other current liabilities				(378)
Total net tangible assets				897
Identifiable intangible assets:
Customer relationships	[1]			1,789
Deferred tax liabilities				(369)
Total identifiable intangible assets acquired				1,420
Goodwill	[2]			792
Total purchase price allocation				$ 3,109

[1]	Customer relationships represent the underlying relationships and agreements with Magrab's customer base. In assessing the value of the Customer Relationships, the Company used an income approach method. The Customer Relationships’ economic useful life is estimated at approximately 8 years, amortized using the straight-line method.
[2]	The goodwill is primarily attributable to expected synergies resulting from the acquisition.